Summary of the Changes in Allowance for Doubtful Accounts (Detail) (Allowance for Doubtful Accounts, Current, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts, Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 55	$ 130	$ 2,594
Additions: Provision for bad debt expense	37	37	169
Less: Write-offs	(33)	(109)	(269)
Deconsolidation - IAHGames			(2,370)
Translation adjustment	(3)	(3)	6
Balance at end of year	$ 56	$ 55	$ 130